FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
NOTE 10:-	FINANCIAL INCOME, NET

	Year ended December 31,
	2015	2014		2013

Financial expenses:
Interest expense	$-	$	*)	$2
Bank fees	12		6	-
Exchange rate	39		21	-

	51		27	2
Financial income:
Interest income	186		85	-
Exchange rate	-		-	5

	186		85	5

	$(135)		$(58)	$(3)

*)	Represents an amount lower than $1.